Equity Incentive Plan (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and development					$ 2,623,280	$ 1,607,819
Stock-based compensation expense			$ 1,416,691	$ 0
Stock Option [Member]
General and administrative	$ 30,075	$ 0	310,046	0
Research and development	112,580	0	1,106,645	0
Stock-based compensation expense	$ 142,655	$ 0	$ 1,416,691	$ 0